NUVEEN DIVIDEND GROWTH FUND

NUVEEN GLOBAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED APRIL 30, 2026

TO THE PROSPECTUS DATED NOVEMBER 28, 2025

1.

Effective April 30, 2026, Charles Carr has been named a portfolio manager of Nuveen Dividend Growth Fund and Nuveen Global Dividend Growth Fund. David Chalupnik and David Park will continue to serve as portfolio managers for the Funds. There are no changes to the Funds’ investment objectives, principal investment strategies or principal risks.

Charles Carr, CFA, Senior Managing Director, is a portfolio manager at Nuveen responsible for domestic large-cap value equity strategies. Prior to joining Nuveen in 2014, he served in investment roles at value-oriented hedge funds, including Elm Ridge Capital, Fine Capital Partners, Alson Capital and Estekene Capital.

2.

Nuveen Dividend Growth Fund is expected to make a special distribution payable on May 15, 2026, to shareholders of record as of May 13, 2026, in anticipation of the launch of ETF Class shares of the Fund. The distribution may include capital gains and/or ordinary income. Shareholders should consult their tax advisor regarding the potential tax implications of receiving this distribution.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NDGGDG-0426P

NUVEEN DIVIDEND GROWTH FUND

NUVEEN GLOBAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED APRIL 30, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2025

1.

Effective April 30, 2026, Charles Carr, CFA, has been named a portfolio manager of Nuveen Dividend Growth Fund and Nuveen Global Dividend Growth Fund. David Chalupnik, CFA, and David Park, CFA, will continue to serve as portfolio managers for the Funds.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

NUVEEN DIVIDEND GROWTH FUND

Charles Carr*	Registered Investment Companies	2	$6,538.56	0	$0
	Other Pooled Investment Vehicles	1	$57.71	0	$0
	Other Accounts	0	$0	0	$0

NUVEEN GLOBAL DIVIDEND GROWTH FUND

Charles Carr*	Registered Investment Companies	2	$6,538.56	0	$0
	Other Pooled Investment Vehicles	1	$57.71	0	$0
	Other Accounts	0	$0	0	$0

* Information is as of February 28, 2026.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Charles Carr*	Nuveen Dividend Growth Fund	A
	Nuveen Global Dividend Growth Fund	A

* Information is as of February 28, 2026.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NDGSAI-0426P